Schedule I - Cash Flow (Detail) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	May 29, 2015	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net loss		$ (4,090)	$ (20,234)	$ (21,235)	$ (18,839)	$ (21,066)	$ (8,880)	$ (23,279)	$ 2,849	$ (9,235)	$ (36,586)	$ (61,140)	$ (81,374)	$ (38,545)	$ (28,376)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of deferred loan costs and discount											2,315	2,617	3,542	2,446	1,242
Payment-in-kind interest capitalized											7,807	7,490	15,396	8,507	481
(Benefit) provision of deferred income tax													(8,020)	(38,435)	2,182
Changes in assets and liabilities that relate to operations:
Prepaid expenses											(1,119)	1,673	2,021	(1,466)	(1,349)
Accounts payable and accrued liabilities											2,333	9,089	12,567	(4,770)	2,791
Net cash provided by operating activities											26,293	25,261	34,493	9,403	12,482
Cash flows from investing activities
Net cash used in investing activities											(49,689)	(27,970)	(40,629)	(401,850)	(33,922)
Cash flows from financing activities
Proceeds from issuance of debt											448,725	0		369,400
Proceeds from issuance of common stock	$ 77,400												0	77,425	0
Proceeds from employees in advance of common stock issuance											25	0	75	579	1,969
Repurchase of shares issued to management													(50)	(1,277)
Payment of deferred loan costs														(3,837)	(73)
Net cash used in financing activities											15,436	(9,818)	(11,603)	417,547	9,860
Decrease in cash and cash equivalents											(7,952)	(12,572)	(17,745)	25,042	(11,062)
Cash and cash equivalents, beginning of period			23,150			35,722				10,680	17,977	35,722	35,722	10,680	21,742
Cash and cash equivalents, end of period		$ 10,025	17,977	$ 23,150			35,722				10,025	23,150	17,977	35,722	10,680
Non-cash investing and financing activities:
Incurrence of Amaya Seller Note														17,233	11,500
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss													(81,374)	(38,545)	(28,376)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of deferred loan costs and discount													340	143	0
Payment-in-kind interest capitalized													14,819	7,980	0
Equity in net loss of subsidiaries													62,450	33,405	26,870
(Benefit) provision of deferred income tax													3,528	(3,528)	0
Changes in assets and liabilities that relate to operations:
Prepaid expenses													23	6	(69)
Intercompany payable/receivable													148	455	455
Accounts payable and accrued liabilities													35	(24)	24
Net cash provided by operating activities													(31)	(108)	(1,096)
Cash flows from investing activities
Investment in subsidiaries													(15,720)	(172,484)	(11,635)
Distributions received from subsidiaries													0	1,322	2,737
Net cash used in investing activities													(15,720)	(171,162)	(8,898)
Cash flows from financing activities
Proceeds from issuance of debt													0	111,550	0
Proceeds from issuance of common stock													0	77,425	0
Proceeds from employees in advance of common stock issuance													0	579	1,969
Repurchase of shares issued to management													(50)	(277)	0
Payment of deferred loan costs													0	(548)	0
Net cash used in financing activities													(50)	188,729	1,969
Decrease in cash and cash equivalents													(15,801)	17,459	(8,025)
Cash and cash equivalents, beginning of period						$ 25,972				$ 8,513	$ 10,171	$ 25,972	25,972	8,513	16,538
Cash and cash equivalents, end of period			$ 10,171				$ 25,972						10,171	25,972	8,513
Non-cash investing and financing activities:
Subsidiary payment for share repurchase on Company's behalf													0	1,000	0
Intercompany payable settled as distribution													0	890	0
Incurrence of Amaya Seller Note													$ 0	$ 12,000	$ 0